Description of Organization, Business Operations and Liquidity	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025
Description of Organization, Business Operations and Liquidity
Description of Organization, Business Operations and Liquidity
1.	NATURE OF OPERATIONS

Eagle Energy Metals Corp., formerly Eagle Battery Metals Corp., (“Eagle Energy” or the “Company”) was incorporated on December 14, 2023, under the laws of the State of Delaware. The Company’s registered office is held at Capitol Services Inc. 108 Lakeland Avenue, Kent County, Dover, DE 19901. The Company is a mining and exploration company focused on mineral exploration and development in North America.

On October 17, 2024, the Company completed a conversion into a Nevada corporation (the “Conversion”), under the name Eagle Energy Metals Corp. pursuant to a plan of conversion. Each common share outstanding, par value of $0.0001 per share, of the Company as a Delaware entity was converted into 4.081617 common shares, par value of $0.0001 of the Company as a Nevada entity. The share amounts included in the accompanying financial statements reflect the converted amount.

On July 30, 2025, the Company entered into an agreement and plan of merger (“BCA”) with Spring Valley Acquisition Corp. II (“SVII”), a publicly traded special purpose acquisition company listed on NASDAQ under the symbol “SVII”. The BCA outlines terms of a transaction in which SVII would acquire all of the outstanding equity of the Company in exchange for shares of SVII, in order to effect a “de-SPAC” transaction, with the intention of obtaining a listing for the Company on NASDAQ. The BCA was subsequently amended on September 29, 2025 (“Amended BCA”), to amend the legal structure of the “de-SPAC”, such that each of SVII and the Company will become a subsidiary of Eagle Nuclear Energy Corp. (“PubCo”), a newly incorporated entity, with the intention of obtaining a listing of PubCo on the NASDAQ.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.

CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Description of Organization, Business Operations and Liquidity

Note 1 — Description of Organization, Business Operations and Liquidity

Spring Valley Acquisition Corp. II (the “Company”) is a blank check company incorporated in the Cayman Islands on January 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

In September 2025, Eagle Nuclear Energy Corp. (the “New Eagle”), a wholly owned subsidiary of the Company was formed for the sole purpose of effecting a business combination between the Company and Eagle Energy Metals Corp., a Nevada corporation (“Eagle Energy”). Spring Valley Merger Sub II, Inc., a Nevada corporation, and Spring Valley Merger Sub III, Inc., a Cayman Islands exempted company, are wholly owned subsidiaries of New Eagle.

As of December 31, 2025, the Company had not commenced any operations. All activities for the period from January 19, 2021 (inception) through December 31, 2025, relate to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below and, since the closing of the Initial Public Offering, the search for and efforts towards completing an initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating interest income on investments held in the Trust Account (as defined below).

The Company’s sponsor is Spring Valley Acquisition Sponsor II, LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on October 12, 2022. On October 17, 2022, the Company consummated its Initial Public Offering of 23,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the issuance of 3,000,000 Units as a result of the underwriter’s full exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of approximately $230.0 million, and incurring offering costs of approximately $13.4 million, of which approximately $8.1 million was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share, one right to receive one-tenth (1/10) of one Class A ordinary share (the “Right”), and one-half of one redeemable warrant (the “Public Warrant”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 13,350,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $13.4 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $235.8 million ($10.25 per Unit) of net proceeds, including the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement, was placed in a trust account (the “Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting discounts held in the Trust Account and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company only intends to complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the Target (as defined below) or otherwise acquires a controlling interest in the Target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Company’s issued and outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholders meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro-rata portion of the amount then held in the Trust Account ($10.25 per Public Share initially, $12.02 per Public Share as of December 31, 2025). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).

The Public Shares were recorded at a redemption value and classified as temporary equity upon consummation of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the majority of the shares voted are in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agree to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders will not be entitled to redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agree to vote their Founder Shares, and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Amended and Restated Memorandum and Articles of Association, as amended, provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company. The holders of the Founder Shares (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within 36 months from the closing of the Initial Public Offering, or October 17, 2025 or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Initially, the Company had 15 months from the closing of the initial public offering or until January 17, 2024, to consummate an initial Business Combination. However, on January 11, 2024, the Company filed with the Registrar of Companies of the Cayman Islands an amendment to the Amended and Restated Memorandum and Articles of Association to: (i) to change the date by which the Company must consummate a Business Combination to October 17, 2025 or such earlier date as is determined by the Company’s board of directors (the “Board”), in its sole discretion, to be in the best interests of the Company; (ii) to remove the limitation that the company shall not redeem Class A ordinary shares included as part of the units sold in its Initial Public Offering prior to the consummation of a Business Combination that would cause the Company’s net tangible assets to be less than $5,000,001 following such repurchases, (the “Redemption Limitation Amendment”); and (iii) to provide for the right of a holder of Class B ordinary shares, par value $0.0001 per share, to convert such shares into shares of the Company’s Class A ordinary shares on a one-for-one basis prior to initial Business Combination (the “Conversion Amendment” and, together with the Extension Amendment and the Redemption Limitation, the “Charter Amendments”). On November 13, 2024, the Company filed with the Registrar of Companies of the Cayman Islands an amendment to the Amended and Restated Memorandum and Articles of Association to change the date by which the Company must consummate a Business Combination to October 17, 2025 or such earlier date as is determined by the Board, in its sole discretion, to be in the best interests of the Company.

On January 10, 2024, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting (the “Shareholder Meeting”) at which their shareholders approved: (a) an amendment to our Amended and Restated Memorandum and Articles of Association: (i) to change the date by which the Company must consummate a business combination to October 17, 2025 or such earlier date as is determined by the Board, in its sole discretion, to be in the best interests of the Company (the “Extension Amendment”); (ii) to remove the limitation that the company shall not redeem Class A ordinary shares included as part of the units sold in its initial public offering prior to the consummation of a business combination that would cause the Company’s net tangible assets to be less than $5,000,001 following such repurchases, (the “Redemption Limitation Amendment”); and (iii) to provide for the right of a holder of Class B ordinary shares, par value $0.0001 per share, to convert such shares into shares of the Company’s Class A ordinary shares on a one-for-one basis prior to initial business combination (the “Conversion Amendment”), and (b) the appointment of Richard Thompson and Sharon Youngblood as Class I directors to each serve on the Board for a three-year term expiring at the third succeeding annual general meeting after their appointment, or until their successors have been qualified and appointed.

Additionally, shareholders holding 8,362,234 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.85 per share, for an aggregate redemption amount of $90,726,471. In connection with the approval of the Conversion Amendment, on January 25, 2024, the Sponsor voluntarily elected to convert 7,546,666 of its Class B ordinary shares to Class A ordinary shares, and the independent directors of the Company voluntarily elected to convert an aggregate of 120,000 Class B ordinary shares to Class A ordinary shares, in each case, on a one-for-one basis in accordance with the articles (such conversions collectively, the “Founder Share Conversion,” and the Class A ordinary shares issued upon such conversion, the “Converted Class A Shares”). After giving effect to the Founder Share Conversion, one Sponsor-held Class B ordinary share remains issued and outstanding. Following such redemptions and the conversion of Class B ordinary shares, 22,304,432 Class A ordinary shares remain outstanding, including 14,637,766 publicly held Class A ordinary shares. The Sponsor and the independent directors waived any right to receive funds from the Trust Account established by the Company in connection with its Initial Public Offering that was consummated on October 17, 2022, with respect to any Converted Class A Shares, and no additional funds were deposited into the Trust Account in respect of any such shares. The Converted Class A Shares will remain subject to the existing transfer restrictions on the Class B ordinary shares following such conversions.

In connection with the approval of the Extension Amendment, the Sponsor issued an unsecured promissory note to the Company pursuant to which the Sponsor has agreed to make monthly deposits directly to the Company’s Trust Account of $150,000 per month (each deposit is a “Contribution”). The maximum aggregate amount of all Contributions under the promissory note will not exceed $3,150,000. The Contributions are paid monthly (or a pro-rata portion thereof if less than a full month), beginning on January 11, 2024, and thereafter on the fifteenth day of each subsequent month (or if such fifteenth day is not a business day, on the business day immediately preceding such fifteenth day) until the earlier of (i) the consummation of a Business Combination, and (ii) the end of the Combination Period. The promissory note is non-interest bearing and is payable upon the consummation of the initial Business Combination and if the Business Combination is not consummated, the date of the termination, dissolution, or winding up of the Company as determined in the sole discretion of the Board. On October 2, 2024, the Board determined that in order to make the Company a more attractive partner to sponsors of special purpose acquisition companies seeking to take over the management and affairs of special purpose acquisition companies, following the extraordinary general meeting of shareholders held on November 13, 2024, the Sponsor and any successor to the obligations of the Sponsor are no longer be required to make monthly deposits to the Trust Account of $0.02 for each outstanding Class A ordinary share, up to a maximum of $150,000 per month. The Company received an aggregate amount of Contributions from the Sponsor totaling $1,500,000 for the period from January 11, 2024, through December 31, 2025, under the promissory note.

On November 13, 2024, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting at which their shareholders approved an amendment to our Amended and Restated Memorandum and Articles of Association to change the date by which the Company must consummate a business combination to October 17, 2025.

In connection with the vote to approve the Amendment (as defined below) at the extraordinary general meeting held on November 13, 2024, holders of 12,424,337 Class A ordinary shares exercised their right to redeem their Class A ordinary shares for cash at a redemption price of approximately $11.43 per share, for an aggregate redemption amount of approximately $142,010,171. As a result, approximately $25,135,029 remained in the Trust Account and 9,880,095 Class A ordinary shares remain outstanding.

On October 24, 2024, October 25, 2024, November 8, 2024, November 11, 2024 and November 12, 2024, in connection with the Meeting, the Company and the Company’s Sponsor, entered into non-redemption agreements with several unaffiliated third parties, pursuant to which such third parties agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 2,075,000 Class A ordinary shares, par value $0.0001 of the Company in connection with the Extension Amendment Proposal. In exchange for the foregoing commitments not to redeem such Class A ordinary shares of the Company, the Sponsor agreed to transfer or cause to be issued for no consideration an aggregate of 691,666 Founder Shares of the Company on the occurrence of an initial business combination.

On October 14, 2025, the Company received a written notice (the “Notice”) from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) that the Company’s securities would be delisted from Nasdaq by reason of the failure of the Company to complete its initial business combination by October 12, 2025 (36 months from the effectiveness of its IPO registration statement) as required by IM-5101-2. Accordingly, trading in the Company’s Class A Ordinary Shares, Warrants, Rights and Units were suspended at the opening of business on October 21, 2025 and a Form 25-NSE was filed by Nasdaq with the Securities and Exchange Commission, which removed the Company’s securities from listing and registration on Nasdaq. The Company’s Units, Class A Ordinary Shares, Rights and Warrants began trading on the Pink Limited Market of the OTC Markets on October 21, 2025 under symbols “SVIUF,” “SVIIF,” “SVIRF” and “SVIWF”, respectively.

On October 15, 2025, the Company held an extraordinary general meeting of shareholders of the Company (the “Extension Meeting”) to vote on a proposal (the “Amendment Proposal”) to amend, by way of special resolution, the Company’s amended and restated memorandum and articles of association, as previously amended by the Second Amendment to the Amended and Restated Articles, dated November 14, 2024 (the “Articles”, as amended, the “Amended Articles”), to amend the date by which the Company has to consummate a business combination to 45 months from the closing of the initial public offering, July 17, 2026 (the “Combination Period”), or such earlier date as is determined by the Company’s board of directors, in its sole discretion, to be in the best interests of the Company (the “Amendment”), provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account an amount determined by multiplying $0.01 by the number of public shares then outstanding for each one-month extension, up to a total of six months, starting on the 40th month from the closing of the Company’s initial public offering, unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination. In connection with the vote to approve the Amendment Proposal, holders of 151 Class A ordinary shares exercised their right to redeem their Class A ordinary shares for cash at a redemption price of approximately $11.93 per share, for an aggregate redemption amount of approximately $1,801. As a result, approximately $26,404,398.04 remained in the Trust Account and 2,213,278 Class A ordinary shares remained outstanding immediately following the Extension Meeting.

The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares.

In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) $10.25 per Public Share or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On July 30, 2025, the Company entered into an Agreement and Plan of Merger (the “Original Merger Agreement”), with Spring Valley Merger Sub II, Inc., a Nevada corporation (“Merger Sub 2”) and Eagle Energy Metals Corp., a Nevada corporation (“Eagle Energy”). Subject to its terms and conditions, the Original Merger Agreement provides that (i) on the day prior to the closing date, the Company shall domesticate as a corporation in the State of Nevada (“Redomicile”), and, in connection with the Redomicile, adopt the articles of incorporation and bylaws, in each case, in the form to be mutually agreed between the Company and Eagle Energy and (ii) subject to the terms and conditions of the Original Merger Agreement and in accordance with the Nevada Revised Statues (“NRS”), at the Closing, Merger Sub 2 will merge with and into Eagle Energy, (the “Merger”), with Eagle Energy surviving the Merger as the surviving corporation. As a result of the Merger, Eagle Energy will become a direct wholly owned subsidiary of the Company.

Concurrently with the execution and delivery of the Original Merger Agreement, the Company, Sponsor and Eagle Energy entered into the Sponsor Support Agreement, pursuant to which, among other things, Sponsor agreed to (a) vote all of the Subject Acquiror Shares (as defined in the Sponsor Support Agreement) in favor of the Original Merger Agreement and the related transactions and against any proposal in opposition to or inconsistent with the Original Merger Agreement and the related transactions, and (b) not redeem the Subject Acquiror Shares (as defined in the Sponsor Support Agreement), in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement. In addition, the Sponsor will agree, subject to and conditioned upon the Closing, to forfeit, concurrently with the Closing, all of its owned shares and owned warrants other than (i) 3,100,000 shares of the Company’s Common Stock and (ii) 7,000,000 of the Company’s Private Warrants. At the Closing, all of the outstanding principal amounts as of the closing date under the working capital loan and the extension loan issued by the Company to the Sponsor will be converted by the Company and the Sponsor into the Company’s warrants, at the price of $1.00 per warrant.

Concurrently with the execution and delivery of the Original Merger Agreement, certain Company stockholders executed and delivered to the Company and Eagle Energy the Voting and Support Agreement, pursuant to which, Eagle Energy stockholders agreed to, among other things, (a) vote in favor of the Original Merger Agreement and the related transactions and against any proposal in opposition to or inconsistent with the Original Merger Agreement and the related transactions and (b) not transfer any of Eagle Energy stockholders’ covered shares.

In connection with the transactions contemplated by the Original Merger Agreement, on July 30, 2025, the Company and Eagle Energy entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Investor”). Pursuant to the SPA, the Investor has agreed, among other things, to purchase, at the Closing, 29,700 shares of the Company’s Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share, having the rights, preferences and privileges set forth in the Series A Preferred Stock Certificate of Designation and a warrant to purchase 2,500,000 shares of the Company’s common stock, at an exercise price of $12.00 per share, for an aggregate purchase price of $29,700,000. Each share of Series A Preferred Stock will have a stated value of $1,000.00.

On September 29, 2025, the Company, Merger Sub 2, and Eagle Energy restructured the transactions contemplated under the Original Merger Agreement by entering into an Amended and Restated Agreement and Plan of Merger (as the same may be amended, supplemented or otherwise modified from time to time, the “A&R Merger Agreement”) by and among New Eagle, Spring Valley Merger Sub III, Inc., a Cayman Islands exempted company (“Merger Sub 1”), Merger Sub 2 (and together with Merger Sub 1, the “Merger Subs”), the Company, and Eagle Energy. The A&R Merger Agreement amends and restates, in its entirety, the Original Merger Agreement. The restructured business combination transactions contemplated under the A&R Merger Agreement are referred to collectively as the “New Eagle Business Combination,” “Proposed Business Combination” or the “Transactions”. Capitalized terms used below and not otherwise defined herein have the meanings assigned to them in the A&R Merger Agreement.

Concurrently with the execution and delivery of the A&R Merger Agreement, the Company, New Eagle, Eagle Energy and the Sponsor entered into the Amended and Restated Sponsor Support Agreement (the “Amended and Restated Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed to (a) vote all of the Company’s ordinary shares (the “Ordinary Shares”) held by the Sponsor in favor of the A&R Merger Agreement and the Transactions and against any proposal in opposition to or inconsistent with the A&R Merger Agreement and the Transactions, and (b) not redeem the Ordinary Shares held by the Sponsor, in each case, on the terms and subject to the conditions set forth in the Amended and Restated Sponsor Support Agreement. The Sponsor has also agreed, subject to and conditioned upon the Closing, to forfeit, concurrently with the Closing, all of its Ordinary Shares and Company’s warrants (the “Warrants”) other than (i) 3,100,000 Class A Ordinary Shares (the “Company Founder Shares”), and (ii) 7,000,000 private placement warrants of the Company (the “Company Private Warrants”). Additionally, at the Closing, all of the outstanding principal amounts as of the Closing Date under the working capital loan and the extension loan issued by the Company to the Sponsor will be converted by the Company and the Sponsor into New Eagle private warrants (the “New Eagle Private Warrants”), at the price of $1.00 per New Eagle Private Warrant.

Concurrently with the execution and delivery of the A&R Merger Agreement, certain Eagle Energy stockholders executed and delivered to the Company, New Eagle and Eagle the Amended and Restated Voting and Support Agreements (each, a “Amended and Restated Voting and Support Agreement”), pursuant to which, such Eagle Energy stockholders agreed to, among other things, (a) vote in favor of the A&R Merger Agreement and the Transactions and against any proposal in opposition to or inconsistent with the A&R Merger Agreement and the Transactions, and (b) not transfer any of such Eagle Energy stockholders’ Covered Shares (as defined therein).

Pursuant to the terms of the A&R Merger Agreement, contemporaneously with the Closing, New Eagle, the Sponsor and certain New Eagle Stockholders will enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, (i) New Eagle will agree to file, within 30 days following the Closing Date, a registration statement covering the resale of certain shares of New Eagle Common Stock and other equity securities of New Eagle, (ii) holders of Registrable Securities (as defined therein) will be granted certain takedown, demand, block trade and piggyback registration rights with respect to their Registrable Securities, in each case, on the terms and subject to the conditions set forth in the Registration Rights Agreement, and (iii) the existing registration and shareholder rights agreement, dated as of October 12, 2022, between the Company and the Sponsor will be amended, restated and terminated as of the Closing.

Also pursuant to the terms of the A&R Merger Agreement, prior to the Closing, certain New Eagle Stockholders, including the Sponsor, will have each separately entered into a lock-up agreement (each, a “Lock-Up Agreement”), pursuant to which, among other things, each such holder will agree not to sell, for a period of 180 days following the Closing (subject to certain exceptions), the shares of New Eagle Common Stock held by such holder immediately after the Second Effective Time, on the terms and subject to the conditions set forth in the Lock-Up Agreements.

In connection with the transactions contemplated by the A&R Merger Agreement, the Company, New Eagle, and Eagle Energy entered into an Amended and Restated Securities Purchase Agreement (the “Amended and Restated PIPE Agreement”) with an accredited investor (the “PIPE Investor”). Pursuant to the Amended and Restated PIPE Agreement, the PIPE Investor has agreed, among other things, to purchase, at the Closing, 29,700 shares of New Eagle’s Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share, having the rights, preferences and privileges set forth in the Series A Preferred Stock Certificate of Designation (such stock the “Series A Preferred Stock”) and a warrant (the “Investor Warrants”) to purchase an aggregate of 2,500,000 shares of New Eagle Common Stock, at an exercise price of $12.00 per share, for an aggregate purchase price of $29,700,000 (the “Series A Preferred Stock Investment”). Each share of Series A Preferred Stock will have a stated value of $1,000.00 (the “Stated Value”).

In connection with the Closing, the Company, New Eagle and Continental Stock Transfer & Trust Company, as warrant agent, will enter into the Warrant Assumption Agreement. Such agreement will amend the warrant agreements governing the terms of the Warrants (the “Warrant Agreements”), as the Company will assign all its rights, title, and interest in the Warrant Agreements to New Eagle. Pursuant to the Warrant Assumption Agreement, the Warrants will no longer be exercisable for the Company’s Class A Ordinary Shares, and will be exchanged for New Eagle Warrants exercisable for shares of New Eagle Common Stock on substantially the same terms that were in effect prior to the Second Effective Time under the terms of the applicable Warrant Agreements.

Going Concern Consideration

As of December 31, 2025, the Company had approximately $155 thousand in cash held outside of the Trust Account and a working capital deficit of approximately $2.4 million after considering the extension promissory note of $1.5 million.

The Company’s liquidity through IPO were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for issuance of the Founder Shares (as defined in Note 4), and loan from the Sponsor of approximately $269,000 under the Note (as defined in Note 4) and the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. The Company repaid the Note in full on October 18, 2022, and the facility is no longer available.

In addition, in order to finance the transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team, or any of their affiliates may provide the Company with Working Capital Loans (as defined in Note 4) as may be required (of which up to $1.5 million may be converted at the lender’s option into warrants). As of December 31, 2025 and 2024, there was no Working Capital Loan outstanding.

Based on the current operating plan, management believes that the Company will not have sufficient working capital to meet its working capital needs through the earlier of consummation of an initial Business Combination or mandatory liquidation date.

Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the consolidated financial statements are issued. Management plans to complete the initial Business Combination prior to the mandatory liquidation date and expects to receive financing from the Sponsor or the affiliates of the Sponsor to meet its obligations through the time of liquidation or the completion of the initial Business Combination. There is no financing that is currently committed and no assurance that the Company’s plans to consummate the initial Business Combination will be successful within the Combination Period (by July 17, 2026, assuming all extensions are exercised). The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus.

On October 7, 2023, the State of Israel was attacked by Hamas, a Palestinian militant group designated as a Foreign Terrorist organization by the U.S. Department of State. As a result of this attack, the State of Israel commenced a military operation against Hamas which is supported by various nations including the United States. The conflicts in Gaza is in a state of cease fire under accords signed between the parties. However, the duration and intensity of the ongoing conflicts in Gaza and the broader region remain uncertain.

In addition, there have recently been significant changes to international trade policies and tariffs affecting imports and exports. Any significant increases in tariffs on goods or materials or other changes in trade policy could negatively affect our ability to complete our initial business combination.

The impact of the above actions on the world economy is not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements. The Company’s ability to consummate an initial business combination, or the operations of a target business with which the Company ultimately consummates an initial business combination, may be materially and adversely affected by these military actions and related sanctions. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations, or ability to consummate an initial business combination are not yet determinable. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.